Financial Instruments	6 Months Ended
Jun. 30, 2021
Financial Instruments
Financial Instruments

12. Financial Instruments

Fair value measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the cash, cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Amounts due from (to) owners and affiliates – The fair value of the non-interest-bearing receivables or payables approximates their carrying amounts reported in the consolidated balance sheets since the receivables or payables are to be settled consistent with trade receivables and payables.

Derivative instruments – The fair values of the interest rate swaps are estimated based on the present value of cash flows over the term of the instruments based on the relevant LIBOR interest rate curves, adjusted for the subsidiary’s credit worthiness and the credit worthiness of the counterparty to the derivative.

Advances (shareholder loans) to joint ventures – The fair values of the fixed rate subordinated shareholder loans are estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the joint ventures.

Lampung and $385 million facilities – The fair values of the variable rate debt are estimated based on the present value of cash flows over the term of the instruments based on the estimated currently available margins and LIBOR interest rates as of the balance sheet date for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

Revolving credit due to owners and affiliates – The fair value of the variable rate debt is estimated based on the present value of cash flows over the term of the instruments based on the estimated currently available margins and LIBOR interest rates as of the balance sheet date for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

The fair value estimates are categorized by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis. Trade payables and receivables for which the estimated fair values are equivalent to carrying values are not specified below.

		As of		As of
		June 30, 2021		December 31, 2020
		Carrying	Fair	Carrying	Fair
		amount	value	Amount	Value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$23,838	23,838	31,770	$31,770
Restricted cash	1	19,336	19,336	19,295	19,295
Derivative instruments	2	(19,209)	(19,209)	(26,475)	(26,475)
Other:
Amounts due from affiliate	2	3,877	3,877	3,639	3,639
Advances (shareholder loans) to joint ventures	2	4,285	4,401	4,153	4,305
Current amounts due to owners and affiliates	2	(3,860)	(3,860)	(2,600)	(2,600)
Lampung facility	2	(86,002)	(89,022)	(94,960)	(99,295)
$385 million facility	2	(307,293)	(309,130)	(319,629)	(323,342)
Revolving credit facility due to owners & affiliates	2	$(24,423)	(22,995)	(18,465)	$(16,987)

Financing receivables and net investment in financing lease

The following table contains a summary of the class of financial asset, year of origination and the method by which the credit quality is monitored on a quarterly basis:

				As of
Class		Credit Quality		June 30,	December 31,
(in thousands of U.S. dollars)	Year	Indicator	Grade	2021	2020
Advances/shareholder loans to joint ventures	2006	Collection Experience	Performing	$4,285	$4,153
Net investment in financing lease	2014	Credit Information	Performing	$271,828	$274,257

The shareholder loans to joint ventures are classified as advances to joint ventures in the consolidated balance sheet. Refer to note 8.

For the three and six months ended June 30, 2021, there was no change in the allowance for expected credit losses. For the year ended December 31, 2020, there was no change in the allowance for expected credit losses following the cumulative effect of adopting the standard on Financial Instruments – Credit Losses: Measurement of Credit Losses on January 1, 2020. For the net investment in financing lease, the Partnership monitors quarterly actual credit losses, forecasts of LNG demand and changes in charterer or guarantor-specific publicly available financial and credit information in developing expected credit losses. The Partnership has never incurred actual credit losses related to the net investment in financing lease. The Partnership measures the allowance for credit losses for the net investment in financing lease using the probability of default and loss given default method.